AFL-CIO HOUSING INVESTMENT TRUST
                1717 K Street, NW, Suite 707
                    Washington, DC  20006
                       (202) 331-8055
   ----------------------------------------------------------------------
   Mr. Dave Stupar, Executive Director             Participant ID: BTT027
   Bricklayers & Trowel Trades
   Int'l. Pension Fund
   815 Fifteenth Street, N.W.
   Washington, DC  20005

                               SUMMARY OF ACCOUNT
                   FOR THE MONTH ENDING FEBRUARY 29, 1996


                                           Transactions
   ----------------------------------------------------------------------
    Total Units
     Held at                         Transaction
   January 31, 1996       Date         Number             Cost      Units
   ----------------------------------------------------------------------
   32,517.1011           2/29/96                         $0.00     0.0000
   ----------------------------------------------------------------------
                          Market Value Per Unit:  $1,086.4002

                           Income Per Unit: $6.38349773955

      Total Units                Income Earned for       Market Value
        Held at                    Month Ended           of Investment
   February 29, 1996              February 29, 1996     February 29, 1996
   ----------------------------------------------------------------------
   32,517.1011                    $207,572.84              $35,326,585.14
   ----------------------------------------------------------------------

